Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity [Line Items]
Summary of Mezzanine Equity

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)

Balance as of January 1	1,468,029	1,605,639	226,150
Accretion of mezzanine equity	137,610	153,294	21,591
Balance as of December 31	1,605,639	1,758,933	247,741